Harbor Core Bond Fund Average Annual Total Returns		12 Months Ended		60 Months Ended		91 Months Ended	120 Months Ended		176 Months Ended	456 Months Ended
	Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	[1],[2]	Dec. 31, 2025 [1]	Dec. 31, 2025 [2]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	[1],[2]	(0.36%)	[1],[2]	2.08%	2.01%		2.36%	5.37%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent		7.10%		(0.34%)		2.23%
Performance Inception Date	Jun. 01, 2018
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.02%		(0.42%)		2.15%
Performance Inception Date	Jun. 01, 2018
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.06%		(1.85%)		0.70%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.12%		(0.93%)		1.05%

[1]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[2]	Since Inception return based on the inception date of the Institutional Class shares.